Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2020
Sch III Real Estate and Accumulated Depreciation [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure

			Initial Cost to Company				Gross Amount of Which Carried at Close of Period(e)
Description(a)		Encumbrances	Land	Buildings and Improvements	Cost Capitalized Subsequent to Acquisition(b)		Land	Buildings and Improvements	Total(d)	Accumulated Depreciation (f)(g)	Date of Construction	Date Acquired
Auburn MOB (Medical Office)	Auburn, CA	$—	$406,000	$4,600,000	$230,000		$406,000	$4,830,000	$5,236,000	$(740,000)	1997	06/28/16
Pottsville MOB (Medical Office)	Pottsville, PA	—	1,493,000	7,050,000	118,000		1,493,000	7,168,000	8,661,000	(1,232,000)	2004	09/16/16
Charlottesville MOB (Medical Office)	Charlottesville, VA	—	4,768,000	13,330,000	83,000		4,768,000	13,413,000	18,181,000	(2,098,000)	2001	09/22/16
Rochester Hills MOB (Medical Office)	Rochester Hills, MI	2,805,000	1,727,000	5,763,000	284,000		1,727,000	6,047,000	7,774,000	(1,036,000)	1990	09/29/16
Cullman MOB III (Medical Office)	Cullman, AL	—	—	13,989,000	101,000		—	14,090,000	14,090,000	(1,781,000)	2010	09/30/16
Iron MOB Portfolio (Medical Office)	Cullman, AL	—	—	10,237,000	1,221,000		—	11,458,000	11,458,000	(1,775,000)	1994	10/13/16
	Cullman, AL	—	—	6,906,000	1,203,000		—	8,109,000	8,109,000	(1,222,000)	1998	10/13/16
	Sylacauga, AL	—	—	7,907,000	73,000		—	7,980,000	7,980,000	(970,000)	1997	10/13/16
Mint Hill MOB (Medical Office)	Mint Hill, NC	—	—	16,585,000	1,127,000		—	17,712,000	17,712,000	(2,929,000)	2007	11/14/16
Lafayette Assisted Living Portfolio (Senior Housing — RIDEA)	Lafayette, LA	—	1,327,000	8,225,000	217,000		1,327,000	8,442,000	9,769,000	(979,000)	1996	12/01/16
	Lafayette, LA	—	980,000	4,244,000	18,000		980,000	4,262,000	5,242,000	(520,000)	2014	12/01/16
Evendale MOB (Medical Office)	Evendale, OH	—	1,620,000	7,583,000	848,000		1,620,000	8,431,000	10,051,000	(1,412,000)	1988	12/13/16
Battle Creek MOB (Medical Office)	Battle Creek, MI	—	960,000	5,717,000	429,000		960,000	6,146,000	7,106,000	(1,064,000)	1996	03/10/17
Reno MOB (Medical Office)	Reno, NV	—	—	64,718,000	906,000		—	65,624,000	65,624,000	(6,984,000)	2005	03/13/17
Athens MOB Portfolio (Medical Office)	Athens, GA	—	809,000	5,227,000	422,000		809,000	5,649,000	6,458,000	(750,000)	2006	05/18/17
	Athens, GA	—	1,084,000	8,772,000	109,000		1,084,000	8,881,000	9,965,000	(1,080,000)	2006	05/18/17
SW Illinois Senior Housing Portfolio (Senior Housing)	Columbia, IL	—	1,086,000	9,651,000	3,000		1,086,000	9,654,000	10,740,000	(1,225,000)	2007	05/22/17
	Columbia, IL	—	121,000	1,656,000	—		121,000	1,656,000	1,777,000	(187,000)	1999	05/22/17
	Millstadt, IL	—	203,000	3,827,000	—		203,000	3,827,000	4,030,000	(419,000)	2004	05/22/17
	Red Bud, IL	—	198,000	3,553,000	51,000		198,000	3,604,000	3,802,000	(406,000)	2006	05/22/17
	Waterloo, IL	—	470,000	8,369,000	—		470,000	8,369,000	8,839,000	(883,000)	2012	05/22/17
Lawrenceville MOB (Medical Office)	Lawrenceville, GA	—	1,363,000	9,099,000	5,000		1,363,000	9,104,000	10,467,000	(1,218,000)	2005	06/12/17
Northern California Senior Housing Portfolio (Senior Housing — RIDEA)	Belmont, CA	—	10,760,000	13,631,000	(226,000)		10,760,000	13,405,000	24,165,000	(1,338,000)	1958/2000	06/28/17
	Fairfield, CA	—	317,000	6,584,000	(2,214,000	)(c)	317,000	4,370,000	4,687,000	(666,000)	1974	06/28/17
	Menlo Park, CA	—	5,188,000	2,177,000	(51,000)		5,188,000	2,126,000	7,314,000	(206,000)	1945	06/28/17
	Sacramento, CA	—	1,266,000	2,818,000	(1,438,000	)(c)	1,266,000	1,380,000	2,646,000	(301,000)	1978	06/28/17
Roseburg MOB (Medical Office)	Roseburg, OR	—	—	20,925,000	34,000		—	20,959,000	20,959,000	(2,313,000)	2003	06/29/17

			Initial Cost to Company			Gross Amount of Which Carried at Close of Period(e)
Description(a)		Encumbrances	Land	Buildings and Improvements	Cost Capitalized Subsequent to Acquisition(b)	Land	Buildings and Improvements	Total(d)	Accumulated Depreciation (f)(g)	Date of Construction	Date Acquired
Fairfield County MOB Portfolio (Medical Office)	Stratford, CT	$—	$1,011,000	$3,538,000	$356,000	$1,011,000	$3,894,000	$4,905,000	$(681,000)	1963	09/29/17
	Trumbull, CT	—	2,250,000	6,879,000	692,000	2,250,000	7,571,000	9,821,000	(1,048,000)	1987	09/29/17
Central Florida Senior Housing Portfolio (Senior Housing — RIDEA)	Bradenton, FL	—	1,058,000	5,118,000	518,000	1,058,000	5,636,000	6,694,000	(687,000)	1973/1983	11/01/17
	Brooksville, FL	—	1,377,000	10,217,000	844,000	1,378,000	11,060,000	12,438,000	(1,657,000)	1960/2007	11/01/17
	Brooksville, FL	—	934,000	6,550,000	559,000	934,000	7,109,000	8,043,000	(867,000)	2008	11/01/17
	Lake Placid, FL	—	949,000	3,476,000	178,000	950,000	3,653,000	4,603,000	(487,000)	2008	11/01/17
	Lakeland, FL	—	528,000	17,541,000	757,000	529,000	18,297,000	18,826,000	(1,671,000)	1985	11/01/17
	Pinellas Park, FL	—	1,118,000	9,005,000	40,000	1,118,000	9,045,000	10,163,000	(877,000)	2016	11/01/17
	Sanford, FL	—	2,782,000	10,019,000	994,000	2,783,000	11,012,000	13,795,000	(1,278,000)	1984	11/01/17
	Spring Hill, FL	—	930,000	6,241,000	2,475,000	930,000	8,716,000	9,646,000	(1,506,000)	1988	11/01/17
	Winter Haven, FL	—	3,118,000	21,973,000	516,000	3,119,000	22,488,000	25,607,000	(2,629,000)	1984	11/01/17
Central Wisconsin Senior Care Portfolio (Skilled Nursing)	Sun Prairie, WI	—	587,000	3,487,000	2,000	587,000	3,489,000	4,076,000	(346,000)	1960/2006	03/01/18
	Waunakee, WI	—	1,930,000	14,352,000	660,000	1,930,000	15,012,000	16,942,000	(1,460,000)	1974/2005	03/01/18
Sauk Prairie MOB (Medical Office)	Prairie du Sac, WI	—	2,154,000	15,194,000	35,000	2,154,000	15,229,000	17,383,000	(1,579,000)	2014	04/09/18
Surprise MOB (Medical Office)	Surprise, AZ	—	1,759,000	9,037,000	329,000	1,759,000	9,366,000	11,125,000	(923,000)	2012	04/27/18
Southfield MOB (Medical Office)	Southfield, MI	5,782,000	1,639,000	12,907,000	395,000	1,639,000	13,302,000	14,941,000	(1,377,000)	1975/2014	05/11/18
Pinnacle Beaumont ALF (Senior Housing — RIDEA)	Beaumont, TX	—	1,586,000	17,483,000	67,000	1,586,000	17,550,000	19,136,000	(1,245,000)	2012	07/01/18
Grand Junction MOB (Medical Office)	Grand Junction, CO	—	1,315,000	27,528,000	3,000	1,315,000	27,531,000	28,846,000	(2,153,000)	2013	07/06/18
Edmonds MOB (Medical Office)	Edmonds, WA	—	4,167,000	16,770,000	361,000	4,167,000	17,131,000	21,298,000	(1,313,000)	1991/2008	07/30/18
Pinnacle Warrenton ALF (Senior Housing — RIDEA)	Warrenton, MO	—	462,000	7,125,000	540,000	462,000	7,665,000	8,127,000	(609,000)	1986	08/01/18
Glendale MOB (Medical Office)	Glendale, WI	—	794,000	5,541,000	551,000	794,000	6,092,000	6,886,000	(684,000)	2004	08/13/18
Missouri SNF Portfolio (Skilled Nursing)	Florissant, MO	—	1,064,000	9,301,000	—	1,064,000	9,301,000	10,365,000	(697,000)	1987	09/28/18
	Kansas City, MO	—	1,710,000	10,699,000	—	1,710,000	10,699,000	12,409,000	(873,000)	1974	09/28/18
	Milan, MO	—	181,000	5,972,000	—	181,000	5,972,000	6,153,000	(435,000)	1980	09/28/18
	Missouri, MO	—	473,000	9,856,000	—	473,000	9,856,000	10,329,000	(699,000)	1963	09/28/18
	Salisbury, MO	—	252,000	7,581,000	—	252,000	7,581,000	7,833,000	(549,000)	1970	09/28/18
	Sedalia, MO	—	266,000	22,397,000	—	266,000	22,397,000	22,663,000	(1,429,000)	1975	09/28/18
	St. Elizabeth, MO	—	329,000	4,282,000	—	329,000	4,282,000	4,611,000	(320,000)	1981	09/28/18
	Trenton, MO	—	122,000	4,507,000	—	122,000	4,507,000	4,629,000	(318,000)	1967	09/28/18

			Initial Cost to Company			Gross Amount of Which Carried at Close of Period(e)
Description(a)		Encumbrances	Land	Buildings and Improvements	Cost Capitalized Subsequent to Acquisition(b)	Land	Buildings and Improvements	Total(d)	Accumulated Depreciation (f)(g)	Date of Construction	Date Acquired
Flemington MOB Portfolio (Medical Office)	Flemington, NJ	$—	$1,473,000	$10,728,000	$161,000	$1,473,000	$10,889,000	$12,362,000	$(805,000)	2002	11/29/18
	Flemington, NJ	—	586,000	2,949,000	51,000	586,000	3,000,000	3,586,000	(258,000)	1993	11/29/18
Lawrenceville MOB II (Medical Office)	Lawrenceville, GA	—	1,000,000	7,737,000	305,000	1,000,000	8,042,000	9,042,000	(714,000)	1990	12/19/18
Mill Creek MOB (Medical Office)	Mill Creek, WA	—	1,453,000	5,935,000	8,000	1,453,000	5,943,000	7,396,000	(396,000)	1991	12/21/18
Modesto MOB (Medical Office)	Modesto, CA	—	—	12,789,000	471,000	—	13,260,000	13,260,000	(898,000)	1991/2016	12/28/18
Michigan ALF Portfolio (Senior Housing)	Grand Rapids, MI	—	1,334,000	8,422,000	1,000	1,334,000	8,423,000	9,757,000	(496,000)	1953/2016	12/28/18
	Grand Rapids, MI	10,179,000	1,382,000	10,740,000	1,000	1,382,000	10,741,000	12,123,000	(587,000)	1989	05/01/19
	Holland, MI	—	799,000	6,984,000	3,000	799,000	6,987,000	7,786,000	(477,000)	2007/2017	12/28/18
	Howell, MI	—	728,000	5,404,000	1,000	728,000	5,405,000	6,133,000	(326,000)	2003	12/28/18
	Lansing, MI	—	1,175,000	12,052,000	2,000	1,175,000	12,054,000	13,229,000	(689,000)	1988/2015	12/28/18
	Wyoming, MI	—	1,542,000	12,873,000	2,000	1,542,000	12,875,000	14,417,000	(746,000)	1964/2016	12/28/18
Lithonia MOB (Medical Office)	Lithonia, GA	—	1,129,000	8,842,000	15,000	1,129,000	8,857,000	9,986,000	(667,000)	2015	03/05/19
West Des Moines SNF (Skilled Nursing)	West Des Moines, IA	—	672,000	5,753,000	—	672,000	5,753,000	6,425,000	(318,000)	2004	03/24/19
Great Nord MOB Portfolio (Medical Office)	Tinley Park, IL	—	—	12,976,000	16,000	—	12,992,000	12,992,000	(845,000)	2002	04/08/19
	Chesterton, IN	—	539,000	8,937,000	46,000	540,000	8,982,000	9,522,000	(545,000)	2007	04/08/19
	Crown Point, IN	—	283,000	4,882,000	—	283,000	4,882,000	5,165,000	(289,000)	2005	04/08/19
	Plymouth, MN	—	1,452,000	11,126,000	—	1,451,000	11,127,000	12,578,000	(619,000)	2014	04/08/19
Overland Park MOB (Medical Office)	Overland Park, KS	—	2,437,000	23,169,000	4,243,000	2,437,000	27,412,000	29,849,000	(1,194,000)	2017	08/05/19
Blue Badger MOB (Medical Office)	Marysville, OH	—	1,838,000	10,646,000	1,000	1,838,000	10,647,000	12,485,000	(481,000)	2014	08/09/19
Bloomington MOB (Medical Office)	Bloomington, IL	—	3,178,000	13,547,000	67,000	3,179,000	13,613,000	16,792,000	(580,000)	1990	08/13/19
Memphis MOB (Medical Office)	Memphis, TN	—	1,210,000	6,775,000	—	1,209,000	6,776,000	7,985,000	(312,000)	1984	08/15/19
Haverhill MOB (Medical Office)	Haverhill, MA	—	1,620,000	12,537,000	—	1,620,000	12,537,000	14,157,000	(522,000)	1987	08/27/19
Fresno MOB (Medical Office)	Fresno, CA	—	1,412,000	8,155,000	1,000	1,412,000	8,156,000	9,568,000	(379,000)	2007	10/30/19
Colorado Foothills MOB Portfolio (Medical Office)	Arvada, CO	—	720,000	4,615,000	223,000	720,000	4,838,000	5,558,000	(255,000)	1979	11/19/19
	Centennial, CO	—	970,000	10,307,000	70,000	970,000	10,377,000	11,347,000	(425,000)	1979	11/19/19
	Colorado Springs, CO	—	1,443,000	11,123,000	93,000	1,443,000	11,216,000	12,659,000	(545,000)	1999	11/19/19

			Initial Cost to Company			Gross Amount of Which Carried at Close of Period(e)
Description(a)		Encumbrances	Land	Buildings and Improvements	Cost Capitalized Subsequent to Acquisition(b)	Land	Buildings and Improvements	Total(d)	Accumulated Depreciation (f)(g)	Date of Construction	Date Acquired
Catalina West Haven ALF (Senior Housing — RIDEA)	West Haven, UT	$—	$1,716,000	$9,633,000	$5,000	$1,716,000	$9,638,000	$11,354,000	$(305,000)	2012	01/01/20
Louisiana Senior Housing Portfolio (Senior Housing — RIDEA)	Gonzales, LA	—	1,139,000	5,674,000	29,000	1,139,000	5,703,000	6,842,000	(222,000)	1996	01/03/20
	Monroe, LA	—	740,000	3,795,000	6,000	740,000	3,801,000	4,541,000	(155,000)	1994	01/03/20
	New Iberia, LA	—	881,000	5,258,000	35,000	881,000	5,293,000	6,174,000	(198,000)	1996	01/03/20
	Shreveport, LA	—	1,273,000	6,993,000	6,000	1,273,000	6,999,000	8,272,000	(231,000)	1996	01/03/20
	Slidell, LA	—	855,000	4,152,000	8,000	855,000	4,160,000	5,015,000	(170,000)	1996	01/03/20
Catalina Madera ALF (Senior Housing — RIDEA)	Madera, CA	—	1,051,000	15,536,000	86,000	1,052,000	15,622,000	16,674,000	(466,000)	2005	01/31/20

		$18,766,000	$111,021,000	$878,763,000	$20,381,000	$111,027,000	$899,139,000	$1,010,166,000	$(82,246,000)

Construction in progress		$—	$—	$—	$26,000	$—	$26,000	$26,000	$—

		$18,766,000	$111,021,000	$878,763,000	$20,407,000	$111,027,000	$899,165,000	$1,010,192,000	$(82,246,000)

(a)
We own 100% of our properties as of December 31, 2020, with the exception of Central Florida Senior Housing Portfolio, Pinnacle Beaumont ALF, Pinnacle Warrenton ALF, Catalina West Haven ALF, Louisiana Senior Housing Portfolio and Catalina Madera ALF.

(b)	The cost capitalized subsequent to acquisition is shown net of dispositions and impairments.
(c)	Properties were classified as held for sale assets as of December 31, 2020.

(d)	The changes in total real estate for the years ended December 31, 2020, 2019 and 2018 are as follows:

Amount
Balance — December 31, 2017	$428,550,000
Acquisitions	320,822,000
Additions	8,985,000
Dispositions	(1,369,000)

Balance — December 31, 2018	$756,988,000

Acquisitions	$184,402,000
Additions	7,117,000
Dispositions	(2,389,000)

Balance — December 31, 2019	$946,118,000

Acquisitions	$60,162,000
Additions	7,980,000
Dispositions and impairments	(4,068,000)

Balance — December 31, 2020	$1,010,192,000

(e)	As of December 31, 2020, for federal income tax purposes, the aggregate cost of our properties is $1,123,701,000.
(f)	The changes in accumulated depreciation for the years ended December 31, 2020, 2019 and 2018 are as follows:

Amount
Balance — December 31, 2017	$8,885,000
Additions	16,672,000
Dispositions	(245,000)

Balance — December 31, 2018	$25,312,000

Additions	$27,435,000
Dispositions	(1,689,000)

Balance — December 31, 2019	$51,058,000

Additions	$31,612,000
Dispositions	(424,000)

Balance — December 31, 2020	$82,246,000

(g)
The cost of buildings and capital improvements is depreciated on a straight-line basis over the estimated useful lives of the buildings and capital improvements, up to
39
years, and the cost for tenant improvements is depreciated over the shorter of the lease term or useful life, up to
21
years. Furniture, fixtures and equipment is depreciated over the estimated useful life, up to
20
years.